Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 24, 2025	Feb. 28, 2025	Mar. 28, 2025
Loans to related parties | Loan to senior management | Management and selected employees
Disclosure of non-adjusting events after reporting period [Line Items]
Cash advances and loans made to related parties		$ 20.0
Borrowing, term		1 year
Borrowings, interest rate		2.17%
Cash receipts from repayment of advances and loans made to related parties	$ 15.9
Tether Investments SA | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [Line Items]
Purchase offer, maximum number of shares acquired (in shares)			49,596,510
Purchase offer, price per share (in US dollar per share)			$ 12.41
Purchase offer, percentage of outstanding shares acquired			70.00%
Purchase offer, ownership percentage after transaction			51.00%